RISK MANAGEMENT (Details Textual)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2014 CAD
Concentration Risk [Line Items]
Cash, FDIC Insured Amount | CAD							CAD 100,000	CAD 100,000
Stock Issued During Period, Value, New Issues		$ 2,616,062	$ 2,616,062		$ 96,320	$ 1,486,980
Proceeds from Stock Options Exercised	$ 0	$ 228,875	228,875	$ 0	$ 0	$ 0
Drywave Technologies Inc [Member]
Concentration Risk [Line Items]
Stock Issued During Period, Value, New Issues			$ 10,363,000